Provision for Income Taxes	12 Months Ended
Mar. 31, 2026
Provision for Income Taxes [Abstract]
PROVISION FOR INCOME TAXES

NOTE 17 — PROVISION FOR INCOME TAXES

BVI

Grande Group are not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the two-tiered profits tax rates regime, the first HK$2 million of the estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The assessable profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the Hong Kong profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

Chinese Mainland

Under the PRC Enterprise Income Tax Law, the statutory enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%.

The current and deferred portions of the income tax expenses included in the consolidated statements of operations as determined in accordance with ASC 740 are as follows:

	March 31,
	2026	2025	2024
Current taxes	$20,629	$294,179	$291,282
Deferred taxes	(109,595)	—	42,789
Income tax (benefit) expenses	$(88,966)	$294,179	$334,071

The effective tax rates on (loss) income before income tax for the years ended March 31, 2026, 2025 and 2024 was 2.45%, 15.37% and 15.67%, respectively.

As previously disclosed for the years ended March 31, 2025 and 2024, prior to the adoption of ASU 2023-09, a reconciliations of the differences between the Hong Kong statutory income tax rate and the Company’s effective income tax rate are as follows:

	March 31,
	2025	2024
Hong Kong statutory income tax rate	16.50%	16.50%
– Non-taxable income	(0.10)%	(0.10)%
– Non-deductible expenses	0.99%	0.16%
– Temporary difference not recognized	(0.90)%	0.12%
– Tax reduction	(0.01)%	(0.02)%
– Income tax at concessionary rate	(1.11)%	(0.99)%
Effective tax rate	15.37%	15.67%

The Company and its subsidiaries file separate income tax returns. The applicable statutory income tax rate in BVI was 0% for the Company for the years presented. For purposes of the rate reconciliation, the Company used the Hong Kong statutory income tax rate of 16.5%, which is the tax jurisdiction from which the majority of the Company’s earnings are derived. The following table presents the Company’s income tax rate reconciliation as required by ASU No. 2023-09 for the year ended March 31, 2026. See Note 2 for additional details regarding the adoption of ASU No. 2023-09.

	March 31,
	2026
	Amount	Percentage
Statutory income tax rate	$(598,318)	16.50%
Foreign tax effect:
Chinese Mainland statutory rate differential	(2,637)	0.07%
Chinese Mainland preferential tax rate	(82,517)	2.28%
Nontaxable or nondeductible items:
Nontaxable income	(16,879)	0.47%
Nondeductible expenses	523,407	(14.44)%
Change in valuation allowance	87,978	(2.43)%
Effective tax rate	$(88,966)	2.45%

The amount of cash paid for income taxes for the year ended March 31, 2026 is as follows:

March 31,
2026
Hong Kong	$84,258
Chinese Mainland	8,026
Total	$92,284

The Company measures deferred tax asset and liability based on the difference between the consolidated financial statements and tax bases of asset and liability at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	March 31,
	2026	2025
Deferred tax asset:
Tax loss carryforwards	$87,978	$-
Gross deferred tax asset	87,978	-
Valuation allowance	(87,978)	-
Total deferred tax asset	-	-
Deferred tax liability:
Intangible asset	(474,912)	-
Gross deferred tax liability	(474,912)	-
Deferred tax liability, net	$(474,912)	$-

Realization of the Company’s deferred tax asset is dependent upon the Company generating sufficient taxable income in future years to obtain benefit from the reversal of temporary differences.

As of March 31, 2026, the Company had net operating loss carryforwards of approximately $533,201, all of which arose in Hong Kong. Hong Kong tax losses may be carried forward indefinitely. A full valuation allowance has been provided against the related deferred tax asset as the Company has determined that it is more likely than not that these deferred tax asset will not be realized.

Uncertain tax positions are evaluated based upon the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustment may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue. As of March 31, 2026, 2025 and 2024, the Company has no uncertain tax positions.

The Company files income tax returns in Hong Kong and the Chinese Mainland. The Company’s tax returns from inception through March 31, 2026 remain open and subject to examination. The Company is not currently under examination by any taxing authorities.

The Company’s policy is to recognize interest and penalties related to income tax matters as a component of income tax expense. The Company has not recognized interest or penalties in its consolidated statements of operations since inception.